Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
(a)	Adoption of US GAAP:

The Company’s consolidated financial statements have been prepared by management in accordance with United States generally accepted accounting principles (U.S. GAAP). Comparative figures, which were previously presented in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board have been adjusted as necessary to be compliant with the Company’s policies under U.S. GAAP and are further described in note
12.

(b)	Basis of presentation:

These consolidated financial statements of Aptose Biosciences Inc., which include the accounts of its subsidiaries have been prepared in accordance with U.S. generally accepted accounting principles, or U.S GAAP. All intercompany transactions, balances, revenue and expenses are eliminated on consolidation.

Use of Estimates, Policy [Policy Text Block]
(c)	Significant accounting policies, estimates and judgments:

The preparation of these consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of revenue and expenses during the reporting period. Actual outcomes could differ from those estimates. The consolidated financial statements include estimates, which, by their nature, are uncertain.

The impacts of such estimates are pervasive throughout the consolidated financial statements and may
require accounting adjustments based on future occurrences.

The estimates and underlying assumptions are reviewed on a regular basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised and in any future periods affected.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(d)	Foreign currency:

The functional and presentation currency of the Company is the US dollar.

Effective
January 1, 2017,
the Company changed its functional currency to US dollars given the prevalence of US dollar denominated activities over time. Since the Company’s inception in
1986
to fiscal
2014
all operations of the entity were conducted in Canada and the Canadian dollar was determined to be the functional currency. During fiscal years
2015
and
2016,
the Company gradually transitioned most of its research and development activities, including both headcount and studies, to the US, and completed this transition in
January 2017.

Cash and Cash Equivalents, Policy [Policy Text Block]
(e)	Cash and cash equivalents
Cash and cash equivalents are short-term highly liquid investments with original maturities of three months or less as at the date of purchase.
Investment, Policy [Policy Text Block]
(f)	Investments

Investments consist of time deposits with original maturities greater than three
months are classified by management as securities available-for-sale. These available-for-sale are recorded at estimated fair values. Unrealized gains and losses on these investments are recorded in accumulated other comprehensive income (AOCI) in shareholder’s equity. Realized gains and losses and declines in value that are judged to be other than temporary are included in interest income.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
(g)	Concentration of risk

The Company is subject to credit risk from the Company’s cash and cash equivalents and investments. The carrying amount of the financial assets represents the maximum credit exposure. The Company manages credit risk associated with its cash and cash equivalents and investments by maintaining minimum standards of
R1
-low or A-low investments and the Company invests only in highly rated Canadian corporations which are capable of prompt liquidation.

Property, Plant and Equipment, Policy [Policy Text Block]
(h)	Property and equipment:

Property and equipment is measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. The Company records depreciation at rates that charge operations with the cost of the assets over their estimated useful lives on a straight-line basis as follows:

Office furniture (in years)	5
Laboratory equipment (in years)	5
Computer hardware (in years)	3
Computer software (in years)	3
Leasehold improvements (in years)	Life of lease

The assets’ residual values, useful lives and methods of depreciation are reviewed at each reporting period and adjusted prospectively if appropriate.

Research and Development Expense, Policy [Policy Text Block]
(i)	Research and development:

Research and development (R&D) costs are expensed as incurred. R&D costs consist primarily of salaries and benefits, stock-based compensation, manufacturing, contract services, clinical trials, intangibles, and research related overhead. Non-refundable advance payments for goods and services that will be used in future research are recorded in prepaid and other assets and are expensed when the services are performed.

Fair Value Measurement, Policy [Policy Text Block]
(j)	Fair value:

The Company measures its financial assets and liabilities at fair value. The carrying amounts for the Company’s financial instruments, including cash and cash equivalents, investments, accounts payable and accrued liabilities approximate their fair value due to their short maturities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
(k)	Stock-based compensation:

The Company has a stock-based compensation plan (the “Plan”) available to officers, directors, employees and consultants with grants under the Plan approved by the Company’s Board of Directors. Under the Plan, the exercise price of each option equals the closing trading price of the Company’s stock on the day prior to the grant if the grant is made during the trading day or the closing trading price on the day of grant if the grant is issued after markets have closed. Vesting is provided for at the discretion of the Board of Directors and the expiration of options is to be no
greater than
10
years from the date of grant.

The Company uses the fair value based method of accounting for employee awards granted under the Plan. The Company calculates the fair value of each stock option grant using the Black-Scholes option pricing model at the grant date. The stock-based compensation cost of the options is recognized as stock-based compensation expense over the relevant vesting period of the stock options using an estimate of the number of options that will eventually vest.

Stock options awarded to non-employees are accounted for at the fair value of the goods received or the services rendered. The fair value is measured at the grant date. In
June 2018,
FASB issued accounting standards update
No
2018
-
07,
Improvements to Nonemployee Share-Based Payment Accounting. The amendment establishes that nonemployee share-based payment awards within the scope of Topic
718
be measured at grant-date fair value of the equity instruments issued. The amendments are effective for fiscal years beginning after
December 15, 2018.
Early adoption is permitted and the Company elected to early adopt this policy upon its conversion to US GAAP. The early adoption did not
result in any changes in retained earnings or other components of equity as the accounting.

The Company has a stock incentive plan pursuant to which the Board may
grant stock-based awards comprised of restricted stock units or dividend equivalents to employees, officers, consultants, independent contractors, advisors and non-employee directors of the Company. Compensation cost for restricted share units is measured at fair value at the date of grant, which is the market price of the underlying security, and is expensed over the award’s vesting period on a straight-line basis using an estimate of the number of awards that will eventually vest.

Segment Reporting, Policy [Policy Text Block]
(l)	Segment reporting:

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker, or CODM. The Company’s Chief Executive Officer serves as its CODM. The Company views its operations and manages its business as one
 segment, which is the discovery and development of personalized therapies addressing unmet medical needs in oncology. The Company operates primarily in the US.

Earnings Per Share, Policy [Policy Text Block]
(m)	Loss per share:

Basic loss per share is computed by dividing the net loss available to common shareholders by the weighted average number of shares outstanding during the period. Diluted loss per share is computed similarly to basic loss per share except that the weighted average shares outstanding is increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised and that the proceeds from such exercises were used to acquire common stock at the average market price during the period. The inclusion of the Company’s stock options and warrants in the computation of diluted loss per share has an anti-dilutive effect on the loss per share and, therefore, they have been excluded from the calculation of diluted loss per share.

Income Tax, Policy [Policy Text Block]
(n)	Income taxes:

The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted rates in effect for the year in which these temporary differences are expected to be recovered or settled. Valuation allowances are provided if, based on the weight of available evidence, it is more likely than not
 that some or all of the deferred tax assets will
not
 be realized.

The Company provides reserves for potential payments of tax to various tax authorities related to uncertain tax positions and other issues. Reserves are based on a determination of whether and how much of a tax benefit taken by the Company in its tax filing is more likely than not
 to be realized following resolution of any potential contingencies present related to the tax benefit. Potential interest and penalties associated with such uncertain tax positions are recorded as components of income tax expense. As at
December 31, 2017
and
December 31, 2017,
the Company has
not
recorded any reserves for potential payments as the Company has a history of losses and does not
have any revenue from operations.

New Accounting Pronouncements, Policy [Policy Text Block]
(o)	Recently issued accounting pronouncements not yet adopted:

In
February 2016,
the FASB issued ASU
No.
2016
-
02,
“Leases (Topic
842
)”, or ASU
No.
2016
-
02.
Under the new guidance, lessees will be required to recognize a right-of-use asset, which represents the lessee’s right to use, or control the use of, a specified asset for the lease term, and a corresponding lease liability, which represents the lessee’s obligation to make lease payments under a lease, measured on a discounted basis. ASU
2016
-
02
is effective for reporting periods beginning after
December 15, 2018
and requires either a modified retrospective transition approach with application in all comparative periods presented, or an alternative transition method, which permits a company to use its effective date as the date of initial application without restating comparative period financial statements. Early adoption is permitted. We plan to adopt this standard in the first
quarter of the fiscal year ending
December 31, 2019,
using the alternative transition method with the effective date as of
January 1, 2019.
We are in the process of finalizing the impact that this new standard will have on our financial statements and disclosures. The adoption of ASU
No.
2016
-
02
will result in a significant increase in our consolidated balance sheet for right-of-use assets and a corresponding increase to lease liabilities related to leases of our facilities.  The future minimum lease payments under these leases at
December 31, 2018
were approximately
$2.0
million. In addition, we will de-recognize existing leasehold improvements and accruals for lease incentives upon the adoption of ASU
No.
2016
-
02.